Summary of Activity in Inventory Reserves (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Balance, beginning of period	$ 22,042	$ 22,094	$ 22,094	$ 21,523	$ 15,192
Provision charged to costs of sales	4,922	2,714	5,699	6,800	7,905
Write-offs, net of recoveries	(4,124)	(1,288)	(5,751)	(6,229)	(1,574)
Balance, end of period	$ 22,840	$ 23,520	$ 22,042	$ 22,094	$ 21,523